SUPPLEMENTARY OIL AND GAS INFORMATION (UNAUDITED) (Schedule of Estimated Quantities of Oil and Natural Gas Reserves) (Details) bbl in Millions, Boe in Millions, ft³ in Billions		7 Months Ended	12 Months Ended
		Dec. 31, 2013 Boe ft³ bbl	Dec. 31, 2015 Boe $ / bbl $ / Mcf ft³ bbl	Dec. 31, 2014 Boe $ / bbl $ / Mcf ft³ bbl	Dec. 31, 2012 Boe ft³ bbl
Proved reserves:
Balance at beginning of period (BOE) | Boe	[1]	464	252	390	0
Extension and discoveries (BOE) | Boe	[1]	24	17	16
Acquisitions of reserves in-place (BOE) | Boe	[1]	472	0	16
Revisions of previous estimates (BOE) | Boe	[1]	7	(102)	13
Sales of reserves in place (BOE) | Boe	[1]	(1)	0	(62)
Production (BOE) | Boe	[1]	(38)	(53)	(57)
Balance at end of period (BOE) | Boe	[1]	464	252	390	0
Proved developed reserves (BOE) | Boe	[1]	307	169	246
Proved undeveloped reserves (BOE) | Boe	[1]	157	83	144
Oil [Member]
Proved reserves:
Balance at beginning of year	[1],[2]	370	207	288	0
Extensions and discoveries	[1],[2]	20	11	10
Acquisitions of reserves in-place	[1],[2]	368	0	14
Revisions of previous estimates	[1],[2]	11	(54)	(10)
Sale of reserves in-place	[1],[2]	0	0	(53)
Production	[1],[2]	(29)	(38)	(43)
Balance at end of year	[1],[2]	370	207	288	0
Proved developed reserves	[1],[2]	236	129	184
Proved undeveloped reserves	[1],[2]	134	78	104
Realized Sales Prices Used in Reserve Reports | $ / bbl			47.80	93.20
Natural Gas [Member]
Proved reserves:
Balance at beginning of year | ft³	[1]	562	274	610	0
Extensions and discoveries | ft³	[1]	20	43	35
Acquisitions of reserves in-place | ft³	[1]	626	0	9
Revisions of previous estimates | ft³	[1]	(26)	(287)	140
Sale of reserves in-place | ft³	[1]	(3)	(2)	(54)
Production | ft³	[1]	(55)	(90)	(82)
Balance at end of year | ft³	[1]	562	274	610	0
Proved developed reserves | ft³	[1]	423	245	369
Proved undeveloped reserves | ft³	[1]	139	29	241
Realized Sales Prices Used in Reserve Reports | $ / Mcf			2.55	4.35
Natural Gas Liquids [Member]
Proved reserves:
Balance at beginning of year		20	9	10
Balance at end of year		20	9	10
Proved developed reserves		14	6	7
Proved undeveloped reserves		6	3	3
Gulf of Mexico [Member]
Proved reserves:
Extension and discoveries (BOE) | Boe		5	14	8
Haynesville [Member]
Proved reserves:
Extension and discoveries (BOE) | Boe			3	5
Eagle Ford [Member]
Proved reserves:
Extension and discoveries (BOE) | Boe		16

[1]	MMBbls = million barrels; Bcf = billion cubic feet; MMBOE = million BOE
[2]	Includes 9 MMBbls of NGL proved reserves (6 MMBbls of developed and 3 MMBbls of undeveloped) at December 31, 2015, 10 MMBbls of NGL proved reserves (7 MMBbls of developed and 3 MMBbls of undeveloped) at December 31, 2014, and 20 MMBbls of NGL proved reserves (14 MMBbls of developed and 6 MMBbls of undeveloped) at December 31, 2013.